Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 386,249	$ 347,892	$ 47,481
Accounts receivable.	11,707	0	0
Prepaid expenses.	287,001	320,833	0
Other current assets.	34,683	30,749	17,670
Total Current Assets	719,640	699,474	65,151
Property and equipment, net	78,188	22,969	1,208
Intangible assets, net	1,438,965	1,522,811	1,151,522
Total Assets	2,236,793	2,245,254	1,217,881
Current liabilities
Accounts payable and accrued liabilities.	171,990	255,519	228,000
Notes payable.	0	0	59,943
Related party payables.	250,641	278,845	260,867
Note payable related party	0	0	900,000
Total Current Liabilities	422,631	534,364	1,448,810
Grant repayable	604,487	621,935	0
Total Liabilities	1,027,118	1,156,299	1,448,810
STOCKHOLDERS' EQUITY
June 30, 2012-Common Stock Authorized: 200,000,000 shares, at $0.001 par value Issued and outstanding: 9,333,753 shares, December 31, 2011 Common stock Authorized: 200,000,000 shares, at $0.001 par value Issued and outstanding: 8,645,652 shares,December 31, 2010 Common stock Authorized: 200,000,000 shares, at $0.001 par value 4,144,967 shares Issued and outstanding	9,334	8,646	4,145
Additional paid-in capital	6,202,748	4,578,254	668,338
Share subscriptions received	268,000	0	30,000
Other Comprehensive Income	(34,621)	4,638	(39,292)
Deficit accumulated during the development stage	(5,235,786)	(3,502,583)	(894,120)
Total Stockholders' Equity	1,209,675	1,088,955	(230,929)
Total Liabilities and Stockholders' Equity	$ 2,236,793	$ 2,245,254	$ 1,217,881